Expense Example {- Fidelity U.S. Low Volatility Equity Fund} - 04.30 Fidelity U.S. Low Volatility Equity Fund PRO-04 - Fidelity U.S. Low Volatility Equity Fund - Fidelity U.S. Low Volatility Equity Fund
Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822